[DECHERT LLP LETTERHEAD]

February 18, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           HARTFORD SERIES FUND, INC., FILE NOS. 333-45431/811-08629

Dear Sir or Madam:

Included herewith for filing on behalf of Hartford Series Fund, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 111 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”), marked to indicate the changes effected in the Registration Statement by the Amendment.

The Amendment contains seven prospectuses and one combined statement of additional information (applicable to Class IA, Class IB and Class IC Shares), and is being filed to add a new share class (Class IC) for certain series of the Company.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2014.  No fees are required in connection with this filing.  Please contact me at (617) 728-7134 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Stephen R. Ferrara
Stephen R. Ferrara

cc:                                Alice A. Pellegrino

Lisa D. Zeises

John V. O’Hanlon